Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

As of June 30, 2025 and 2024, accounts receivable, net consisted of the following:

	As of June 30,
	2025	2024
Accounts receivable	$38,026,298	$35,529,976
Less: Doubtful allowance	(31,274,753)	(11,558,087)
	$6,751,545	$23,971,889

Schedule of Allowance for Doubtful Accounts	Movement of allowance for doubtful accounts was as follows:
	For the Years Ended June 30,
	2025	2024	2023
Balance at beginning of the year	$11,558,087	$6,325,311	$6,629,960
Provision	20,084,455	5,468,134	209,761
Effects of foreign exchange rate	(367,788)	(235,358)	(514,410)
Balance at end of the year	$31,274,753	$11,558,087	$6,325,311